Significant related party transactions	12 Months Ended
Jun. 30, 2026
Significant Related Party Transactions
Significant related party transactions

20.	Significant related party transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the following transactions with related parties took place at terms agreed between the parties during the financial period:

	2026	2026	2025
	US$	S$	S$

Interest income on loan to related party	8,886	11,500	1,917
Management fee	3,817,305	4,900,000	4,900,000
Payment made on behalf to related parties	1,145,396	1,482,257	4,725

Compensation of key management personnel

	2026	2026	2025
	US$	S$	S$

Salaries and bonuses	303,505	389,587	693,000
CPF	25,893	33,237	59,194
	329,398	422,824	752,194